INTANGIBLE ASSETS AND GOODWILL - Summary of Pre-tax Discount Rates Attributable to Significant Cash-Generating Units (Details)	Dec. 31, 2017	Dec. 31, 2016
Iberia
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	11.00%	11.00%
Great Britain
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	10.00%	11.00%
Germany
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	10.00%	11.00%
Benelux (Belgium, Netherlands and Luxembourg)
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	10.00%	10.00%